Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 285	$ 257	$ 32
Other Comprehensive Income (Loss) from Continuing Operations
Losses on treasury rate locks reclassified into income		1	18
Pension and other postretirement benefit plans	(14)	(11)
Other comprehensive (loss) income, before income taxes	(14)	(10)	18
Income tax (benefit) expense related to other comprehensive income	(6)	(4)	7
Other comprehensive (loss) income from continuing operations, net of income taxes	(8)	(6)	11
Other Comprehensive Income from Discontinued Operations, Net of Income Taxes	23	49	124
Comprehensive Income	$ 300	$ 300	$ 167